Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets
Prepaid expenses		$ 305	$ 439
Security deposits			85
Other		120	286
Total	$ 350	$ 425	$ 810